FAIR VALUE MEASUREMENTS - Changes in Level 3 financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Loss / (Gain) on fair value adjustments included in earnings	$ 19,138	$ 23,493
Private Placement Warrants
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Derivative liability, beginning balance	43,877
Settlements	(28,085)
Loss / (Gain) on fair value adjustments included in earnings	(8,042)	5,573
Derivative liability, ending balance	$ 7,750	$ 43,877